SEGMENT AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2011
Segment Reporting Disclosure [Text Block]

24. SEGMENT AND GEOGRAPHIC INFORMATION

          The Group follows ASC 280-10 for disclosure of segment information. The Group’s chief operating decision maker, who has been identified as the CEO, relies upon financial information by provinces with operations in the PRC when making decisions about allocating resources and assessing the performance of the Group. For the years ended December 31, 2009, 2010 and 2011, the Group operated and managed its business as four operating and reportable segments, namely the Yunnan Province segment, the Sichuan Province segment, the Zhejiang Province segment and the Fujian Province segment. As the Group’s long-lived assets and revenues are substantially all located in and derived from the PRC, no geographical segments are presented.

          The Group’s segment information as of and for the year ended December 31, 2009 is as follows:

	Yunnan Province	Sichuan Province	Zhejiang Province	Fujian Province	Unallocated	Eliminations	Consolidated

	US$	US$	US$	US$	US$	US$	US$

Revenues	2,966	939	18,164	12,258	—	—	34,327
Cost of revenues	(1,193)	(583)	(9,774)	(6,525)	—	1,617	(16,458)
General and administrative expenses including share-based compensation expense of US$571	(330)	(203)	(1,178)	(517)	(6,775)	—	(9,003)
Interest income	115	38	57	18	319	(37)	510
Interest expense	(303)	—	(7,020)	(5,685)	(388)	37	(13,359)
Change in fair value of warrant liabilities	—	—	—	—	(13,793)	—	(13,793)
Exchange loss	—	(1)	(5)	(7)	(10)	—	(23)
Share of losses in an equity investee	—	—	—	—	(70)	—	(70)
Other (loss) income, net	(2)	(1)	(9)	(265)	1,760	(1,708)	(225)
Income tax expense	(166)	(51)	(403)	(680)	(133)	—	(1,433)
Net income (loss) from continuing operations	1,087	138	(168)	(1,403)	(19,090)	(91)	(19,527)

Net income from discontinued operations (net of income tax expense of US$59)	—	—	—	8	—	91	99

Net income (loss)	1,087	138	(168)	(1,395)	(19,090)	—	(19,428)
Net loss attributable to noncontrolling interests	—	—	—	32	—	—	32

Net income (loss) attributable to China Hydroelectric Corporation shareholders	1,087	138	(168)	(1,363)	(19,090)	—	(19,396)

Total assets	42,770	14,649	311,685	204,347	337,472	(317,090)	593,833
Total liabilities	(15,494)	(556)	(152,898)	(112,187)	(34,506)	23,002	(292,639)
Capital expenditures	7,661	1,616	1,826	1,732	141	—	12,976
Depreciation and amortization expenses	845	338	6,887	3,881	78	—	12,029

          The Group’s segment information as of and for the year ended December 31, 2010 is as follows:

	Yunnan Province	Sichuan Province	Zhejiang Province	Fujian Province	Unallocated	Eliminations	Consolidated

	US$	US$	US$	US$	US$	US$	US$

Revenues	8,822	660	32,959	20,840	(1)	—	63,280
Cost of revenues	(4,059)	(597)	(14,414)	(7,537)	1	2,636	(23,970)
General and administrative expenses including share-based compensation expense of US$3,615	(605)	(148)	(1,319)	(1,195)	(16,040)	—	(19,307)
Interest income	9	16	8	1,119	557	(519)	1,190
Interest expense	(2,945)	—	(7,493)	(5,199)	(49)	519	(15,167)
Change in fair value of warrant liabilities	—	—	—	—	365	—	365
Exchange loss	—	—	—	(452)	(403)	—	(855)
Other (loss) income, net	(4)	29	(133)	(66)	3,087	(2,791)	122
Income tax benefit (expense)	204	1	(2,138)	(1,541)	(83)		(3,557)
Net income (loss) from continuing operations	1,422	(39)	7,470	5,969	(12,566)	(155)	2,101

Net income from discontinued operations (net of income tax benefit of US$197)	—	—	—	1,729	—	155	1,884

Net income (loss)	1,422	(39)	7,470	7,698	(12,566)	—	3,985
Net income attributable to noncontrolling interests	—	—	—	(243)	—	—	(243)

Net income (loss) attributable to China Hydroelectric Corporation shareholders	1,422	(39)	7,470	7,455	(12,566)	—	3,742

Total assets	183,888	14,910	305,927	396,388	435,361	(506,018)	830,456
Total liabilities	(117,138)	(420)	(138,055)	(202,276)	(20,578)	64,994	(413,473)
Capital expenditures	879	569	250	317	1,380	—	3,395
Depreciation and amortization expenses	2,660	373	9,392	3,853	92	—	16,370

          The Group’s segment information as of and for the year ended December 31, 2011 is as follows:

	Yunnan Province	Sichuan Province	Zhejiang Province	Fujian Province	Unallocated	Eliminations	Consolidated

	US$	US$	US$	US$	US$	US$	US$

Revenues	13,806	555	25,382	17,801	—	—	57,544
Cost of revenues	(8,349)	(568)	(15,034)	(12,337)	—	3,743	(32,545)
General and administrative expenses including share-based compensation expense of US$10,479	(1,519)	(86)	(1,148)	(2,408)	(23,867)	—	(29,028)
Interest income	180	10	128	1,736	66	(2,018)	102
Interest expense	(8,468)	—	(8,565)	(11,462)	(73)	2,018	(26,550)
Change in fair value of warrant liabilities	—	—	—	—	951	—	951
Exchange loss	(28)	—	—	(244)	(579)	—	(851)
Impairment loss on goodwill	(5,260)	—	—	(6,128)			(11,388)
Impairment loss on long-lived assets					(11,601)	11	(11,590)
Other (loss) income, net	(285)	—	(36)	(172)	4,033	(3,888)	(348)
Income tax (expense) benefit	(142)	5	(843)	93	(662)	—	(1,549)

Net loss from continuing operations	(10,065)	(84)	(116)	(13,121)	(31,732)	(134)	(55,252)

Net (loss) income from discontinued operations (net of income tax expense of US$79)	—	—	—	(181)	—	143	(38)

Net (loss) income	(10,065)	(84)	(116)	(13,302)	(31,732)	9	(55,290)
Net loss attributable to noncontrolling interests	—	—	—	2,546	7,355	—	9,901

Net (loss) income attributable to China Hydroelectric Corporation shareholders	(10,065)	(84)	(116)	(10,756)	(24,377)	9	(45,389)

Total assets	200,681	15,896	318,616	374,296	421,650	(516,224)	814,915
Total liabilities	(133,670)	(753)	(138,688)	(185,330)	(20,498)	58,902	(420,037)
Capital expenditures	1,763	1,128	3,031	645	970	(5)	7,532
Depreciation and amortization expenses	5,181	344	9,837	7,281	115	—	22,758